     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
          MAY 13, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
          AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 12, 2001
        AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                          [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Staro Asset Management, L.L.C.
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Colin M. Lancaster
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster        St. Francis, Wisconsin          December 5, 2003
-------------------------   --------------------------     ---------------------
        (Signature)               (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           73

Form 13F Information Table Value Total:     $419,583
                                            --------
                                                   (thousands)

List of Other Included Managers: None

------------------------------------------------------------------------------------------------------------------------------------

                                                              FORM 13F
                                                          INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
         Column 1:          Column 2:  Column 3:   Column 4:            Column 5:          Column 6:   Column 7:      Column 8:
                                                             ------------------------------
          Name of           Title of     CUSIP                 Shares or   Shares/   Put/  Investment    Other    Voting Authority
                                                                                                                --------------------
          Issuer              Class      Number      Value     Principal  Prn. Amt.  Call  Discretion  Managers   Sole  Shared  None
                                                   (X$1000)      Amount
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS INC    OPTION   000886901      $ 2,694        500             CALL     SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC            COMMON   02364J104      $ 3,208     47,700      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
ASPECT DEVELOPMENT INC        COMMON   045234101      $ 7,410    115,100      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
BNC MORTGAGE INC              COMMON   05561Y105      $    93     10,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
CORDANT TECHNOLOGIES INC      COMMON   218412104      $ 4,525     80,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA ENERGY GROUP         COMMON   197648108      $ 4,811     81,200      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
CARSON INC                    COMMON   145845103      $   477    109,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL RAILWAY CO  COMMON   136375102      $   673     25,200      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
CNY FINANCIAL CORP            COMMON   12613U107      $ 6,179    340,900      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
DBT ONLINE INC                COMMON   233044106      $   186     10,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
DURAMED PHARMACEUTICALS       COMMON   266354109      $ 1,768    264,372      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
DURAMED PHARMACEUTICALS       OPTION   266354959      $   334        500             PUT      SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
DAYTON SUPERIOR CORP          COMMON   240028100      $ 6,765    268,600      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
DAYTON SUPERIOR CORP         PREFERRED 240029207      $   219     10,600      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
E-TEK DYNAMICS INC            COMMON   269240107      $ 6,916     29,400      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
IXNET INC                     COMMON   46601C109      $ 4,742    101,700      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
FLASHNET COMMUNICATIONS INC   COMMON   338527104      $   114     22,800      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SECURITY ASSURANCE  COMMON   31769P100      $ 6,602     89,900      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD           COMMON   G3921A100      $   237      5,800      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
GLOBE BUSINESS RESOURCES      COMMON   379395106      $   813     65,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP           COMMON   370442105      $37,017    447,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP           COMMON   370442832      $12,450    100,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR INTL GROUP LTD        OPTION   G3788V106      $ 8,600      1,000             CALL     SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
GTE CORP                      COMMON   362320103      $ 1,775     25,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
HEALTHEON CORPORATION         COMMON   422209106      $ 2,300    100,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
IRI INTERNATIONAL CORP        COMMON   45004F107      $ 2,273    240,900      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
IPC COMMUNICATIONS INC        COMMON   44980K206      $   439      2,100      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
12 TECHNOLOGIES INC           COMMON   465754109      $ 3,358     27,500      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
LIPOSOME COMPANY INC          COMMON   536310105      $ 7,849    449,300      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC       OPTION   549463907      $ 3,050        500             CALL     SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC       COMMON   549463107      $ 2,239     36,700      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MCN CORP                      COMMON   55267J100      $ 3,205    128,200      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
MISSION CRITICAL SOFTWARE     COMMON   605047109      $ 4,132     67,600      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
MIRAGE RESORTS INC            COMMON   60462E104      $ 2,354    121,500      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
MARKEL CORP                   COMMON   570535104      $ 2,595     17,834      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
MEDICAL MANAGER CORP          COMMON   58461U103      $ 5,631    160,600      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
METAMOR WORLDWIDE INC         COMMON   59133P100      $ 1,551     54,200      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
METAMOR WORLDWIDE INC         OPTION   59133P900      $ 1,002        350             CALL     SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
MAPQUEST.COM INC              COMMON   565644101      $ 6,077    292,900      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
NEWBRIDGE NETWORKS CORP       COMMON   650901101      $ 8,560    263,900      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC     OPTION   65332V953      $ 4,863        328             PUT      SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
NETOPTIX CORPORATION          COMMON   64116F103      $ 6,635     38,800      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
ONE VALLEY BANCORP INC        COMMON   682419106      $ 1,247     36,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
PAGING NETWORK INC            COMMON   695542100      $ 1,580    609,200      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
PAIRGAIN TECHNOLOGIES INC     COMMON   695934109      $ 8,237    440,800      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX INTL LIFE SCIENCES    COMMON   718919103      $   409     37,100      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
PSINET INC                    COMMON   74437C101      $ 6,558    192,800      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
PSINET INC                    OPTION   74437C901      $11,735      3,450             CALL     SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL     COMMON   749121109      $53,968  1,135,535      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL     OPTION   749121909      $19,637      4,134             CALL     SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
RES-CARE INC                   DEBT    760943AC4      $ 6,364     10,475      PRN             SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
SPIROS DEVELOPMENT CORP       COMMON   848936100      $   430     30,700      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECH                  COMMON   811804103      $ 4,398     73,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
SFX ENTERTAINMENT INC         COMMON   784178105      $   204      5,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
SOUTH JERSEY FINANCIAL CORP   COMMON   838493104      $ 1,818     96,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                     OPTION   001957109      $ 3,375        600             CALL     SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
TELEFONICA DE ARGENTINA       COMMON   879378206      $ 5,495    140,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
TCBY ENTERPRISES INC          COMMON   872245105      $   952    165,600      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
TIMES MIRROR CO               COMMON   887364107      $14,210    152,900      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO            DEBT    879403AD5      $ 6,611      4,378      PRN             SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO                    OPTION   896047957      $ 1,097        300             PUT      SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
TELESUDESTE CELLULAR          COMMON   879252104      $ 9,149    183,200      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
TELECOMUNICACOES DE SP        COMMON   87929A102      $ 7,840    264,100      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
UNION CARBIDE CORP            COMMON   905581104      $ 1,458     25,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP INC            COMMON   58440J104      $18,021    222,480      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
US WEST INC                   COMMON   91273H101      $14,591    203,718      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
VASTAR RESOURCES INC          COMMON   922380100      $10,500    141,300      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CORP         OPTION   923436909      $ 1,310        100             CALL     SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMMUNICATIONS GRP   COMMON   969455104      $ 2,490     48,000      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
WARNER LABMERT CO             COMMON   934488107      $11,037    113,200      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
WILMAR INDUSTRIES INC         COMMON   971426101      $   998     58,500      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC              COMMON   969457100      $ 3,615     82,280      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------
EXACTIS.COM INC               COMMON   30064G104      $ 3,529    160,400      SH              SOLE                  X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------